Stockholders' Equity and Stock Incentive Plans (Stock Options by Exercise Price Range) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total intrinsic value of in-the-money options exercised during the period	$ 3.9	$ 5.9	$ 11.1
Options outstanding	1,542,452
Options outstanding, weighted-average remaining contractual life		5 years 3 months 27 days
Options outstanding, weighted-average exercise price	$ 11.99
Options exercisable	1,335,717
Options exercisable, weighted-average exercise price	$ 11.00
Range of exercise prices, low	5.22
Range of exercise prices, high	$ 39.78
Total fair value of options vested in period	$ 1.6	$ 2.0	$ 1.9
$5.22
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	25,510
Options outstanding, weighted-average remaining contractual life		4 years 10 months 7 days
Options outstanding, weighted-average exercise price	$ 5.22
Options exercisable	25,510
Options exercisable, weighted-average exercise price	$ 5.22
Range of exercise prices, low	5.22
Range of exercise prices, high	$ 7.55
6.60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	28,000
Options outstanding, weighted-average remaining contractual life		10 months 2 days
Options outstanding, weighted-average exercise price	$ 6.60
Options exercisable	28,000
Options exercisable, weighted-average exercise price	$ 6.60
Range of exercise prices, low	8.34
Range of exercise prices, high	$ 8.34
6.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	196,869
Options outstanding, weighted-average remaining contractual life		3 years 11 months 5 days
Options outstanding, weighted-average exercise price	$ 6.70
Options exercisable	196,869
Options exercisable, weighted-average exercise price	$ 6.70
Range of exercise prices, low	9.86
Range of exercise prices, high	$ 9.86
7.55
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	65,000
Options outstanding, weighted-average remaining contractual life		1 year 9 months 30 days
Options outstanding, weighted-average exercise price	$ 7.55
Options exercisable	65,000
Options exercisable, weighted-average exercise price	$ 7.55
Range of exercise prices, low	11.57
Range of exercise prices, high	$ 11.57
8.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	294,163
Options outstanding, weighted-average remaining contractual life		2 years 9 months 19 days
Options outstanding, weighted-average exercise price	$ 8.34
Options exercisable	294,163
Options exercisable, weighted-average exercise price	$ 8.34
Range of exercise prices, low	17.75
Range of exercise prices, high	$ 17.75
9.86
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	260,882
Options outstanding, weighted-average remaining contractual life		5 years 10 months 7 days
Options outstanding, weighted-average exercise price	$ 9.86
Options exercisable	260,882
Options exercisable, weighted-average exercise price	$ 9.86
Range of exercise prices, low	19.98
Range of exercise prices, high	$ 19.98
11.57
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	229,846
Options outstanding, weighted-average remaining contractual life		6 years 1 month 27 days
Options outstanding, weighted-average exercise price	$ 11.57
Options exercisable	229,846
Options exercisable, weighted-average exercise price	$ 11.57
Range of exercise prices, low	33.31
Range of exercise prices, high	$ 33.31
17.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	216,509
Options outstanding, weighted-average remaining contractual life		8 years 10 months 7 days
Options outstanding, weighted-average exercise price	$ 17.75
Options exercisable	72,174
Options exercisable, weighted-average exercise price	$ 17.75
Range of exercise prices, low	38.11
Range of exercise prices, high	$ 38.11
19.98
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	200,673
Options outstanding, weighted-average remaining contractual life		7 years 4 months 30 days
Options outstanding, weighted-average exercise price	$ 19.98
Options exercisable	138,273
Options exercisable, weighted-average exercise price	$ 19.98
Range of exercise prices, low	39.78
Range of exercise prices, high	39.78
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range Ten [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, low	42.69
Range of exercise prices, high	$ 42.69
Share-based Compensation, Shares Authorized Under Stock Option Plans, Exercise Price Range Nine [Member] [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	25,000
Options outstanding, weighted-average remaining contractual life		4 days
Options outstanding, weighted-average exercise price	$ 33.31
Options exercisable	25,000
Options exercisable, weighted-average exercise price	$ 33.31